Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2022
Accruals And Deferred Income 1 [Abstract]
Summary of Changes in the Carrying Amount of Deferred income for government grants

Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Balance at beginning of year	12,754	12,458
Additions	1,204	1,725
Credit to profit or loss	(1,716)	(1,429)
Balance at end of year	12,242	12,754